Loans and Borrowings - Summary of Other Loans and Borrowings (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Other borrowings	€ 26,138	€ 14,908	€ 18,165
Other current loans and borrowings	1,773	3,035	3,226
Other non-current loans and borrowings	24,365	11,873	14,939
Refundable and conditional advances
Disclosure of detailed information about borrowings [line items]
Other borrowings	3,229	3,229	3,229
Other current loans and borrowings	0	0	0
Other non-current loans and borrowings		3,229	3,229
Bank loans
Disclosure of detailed information about borrowings [line items]
Other borrowings	15,824	1,540	2,645
Other current loans and borrowings	667	942	1,105
Other non-current loans and borrowings	15,156	598	1,540
Obligations under leases
Disclosure of detailed information about borrowings [line items]
Other borrowings	7,069	10,131	12,281
Other current loans and borrowings	1,089	2,085	2,112
Other non-current loans and borrowings	5,980	8,046	10,169
Accrued interests
Disclosure of detailed information about borrowings [line items]
Other borrowings	16	1	1
Other current loans and borrowings	16	1	1
Other non-current loans and borrowings	0	0	0
Other financial loans and borrowings
Disclosure of detailed information about borrowings [line items]
Other borrowings	0	7	7
Other current loans and borrowings	0	7	7
Other non-current loans and borrowings	€ 0	€ 0	€ 0